UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Vardon Capital Management, LLC
Address:  120 West 45 Street, 17th Floor
New York, New York 10036


Form 13F File Number:   28-10692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Richard W. Shea, Jr.
Title:  	Managing Member
Phone:		(212) 626-6300

Signature, Place, and Date of Signing:


	/s/ Richard W. Shea, Jr.  	New York, NY		02/14/08
	[Signature]		  	[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

Form 13F Information Table Entry Total:  	8

Form 13F Information Table Value Total:  	$57197
					 	(thousands)

List of Other Included Managers: 		NONE


Name of Issuer			Title of				Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class			Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	Shared	None

A C MOORE ARTS & CRAFTS INC	NASDAQ OTC ISSUES	00086T103	6098		443500		SH		Sole		443500
CACHE INC NEW			NASDAQ OTC ISSUES	127150308	6242		668298		SH		Sole		668298
COSI INC			NASDAQ OTC ISSUES	22122P101	5428		2423083		SH		Sole		2423083
COSTCO WHOLESALE CORP-NEW	NASDAQ OTC ISSUES	22160K105	5761		82576		SH		Sole		82576
EARTHLINK INC			NASDAQ OTC ISSUES	270321102	4292		607088		SH		Sole		607088
GOODYEAR TIRE & RUBBER CO	COMMON STOCKS		382550101	4794		169869		SH		Sole		169869
KANSAS CITY SOUTHN INDS INC	COMMON STOCKS		485170302	5499		160175		SH		Sole		160175
RESTORATION HARDWARE INC	NASDAQ OTC ISSUES	760981100	19083		2904504		SH		Sole		2904504
